LORD ABBETT INVESTMENT TRUST

90 Hudson Street

Jersey City, NJ 07302

September 17, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Investment Trust (the “Registrant”)

1933 Act File No. 003-68090

1940 Act File No. 811-07988

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the U.S. Securities and Exchange Commission is Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed for the purpose of adding Lord Abbett Core Plus Bond Fund (the “New Fund”) as a new series of the Registrant. The New Fund’s investment parameters, share class structure, and other features are substantially similar to those of the Lord Abbett Total Return Fund, an existing series of the Registrant.

Before the designated effective date of December 1, 2015, the Registrant intends to file another post-effective amendment that will update certain financial and other information contained in the Registration Statement.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2279.

Sincerely,

/s/ Brooke A. Fapohunda
Brooke A. Fapohunda
Assistant General Counsel
Lord, Abbett & Co. LLC